STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid in Capital [Member]	Retained Earnings/ (Accumulated Deficit) [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 0	$ 575	$ 24,425	$ (2,784)	$ 22,216
Beginning Balance (in shares) at Dec. 31, 2017	0	5,750,000
Sale of 20,800,000 Units, net of underwriting discounts and offering costs	$ 2,080	$ 0	196,023,832	0	196,025,912
Sale of 20,800,000 Units, net of underwriting discounts and offering costs (in shares)	20,800,000	0
Sale of 7,740,000 Private Placement Warrants	$ 0	$ 0	7,740,000	0	7,740,000
Forfeiture of founder shares	$ 0	$ (55)	55	0	0
Forfeiture of founder shares (in shares)	0	(550,000)
Common stock subject to possible redemption	$ (1,985)	$ 0	(200,466,098)	0	(200,468,083)
Common stock subject to possible redemption (in shares)	(19,848,325)	0
Net income (loss)	$ 0	$ 0	0	1,679,963	1,679,963
Ending Balance at Dec. 31, 2018	$ 95	$ 520	3,322,214	1,677,179	5,000,008
Ending Balance (in shares) at Dec. 31, 2018	951,675	5,200,000
Change in value of common stock subject to possible redemption	$ (26)	$ 0	(2,610,805)	0	(2,610,831)
Change in value of common stock subject to possible redemption (in shares)	(258,498)	0
Net income (loss)	$ 0	$ 0	0	2,610,824	2,610,824
Ending Balance at Dec. 31, 2019	$ 69	$ 520	$ 711,409	$ 4,288,003	$ 5,000,001
Ending Balance (in shares) at Dec. 31, 2019	693,177	5,200,000